Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Leases Future Minimum Payments Receivable [Abstract]
2014	$ 3,891
2015	3,240
2016	2,518
2017	826
2018	275
Thereafter	$ 324